Operating Leases and Obligations Related to Finance Leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Lessee, Operating Leases [Text Block]
Operating Leases
The Company charters-in vessels from other vessel owners on time-charter contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company. A time charter-in contract is typically for a fixed period of time, although in certain cases the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate.
As at September 30, 2021, minimum commitments to be incurred by the Company under time charter-in contracts were approximately $5.2 million (remainder of 2021), $24.8 million (2022), $18.2 million (2023), $6.8 million (2024), $6.8 million (2025) and $24.5 million (thereafter), including one Aframax tanker expected to be delivered to the Company in the fourth quarter of 2021 to commence a two-year time charter-in contract and one Aframax tanker newbuilding expected to be delivered to the Company in the fourth quarter of 2022 to commence a seven-year time charter-in contract.

Lessee, Finance Leases
Obligations Related to Finance Leases

	As at	As at
	September 30, 2021	December 31, 2020
	$	$
Total obligations related to finance leases	233,816	360,043
Less: current portion	(20,005)	(78,476)
Long-term obligations related to finance leases	213,811	281,567

As at September 30, 2021, the Company had sale-leaseback financing transactions with financial institutions relating to 10 of the Company's vessels, including four vessels, which sale-leaseback financing transactions were completed in September 2021. In November 2021, the Company completed sale-leaseback financing transactions with a financial institution relating to four additional vessels (see note 19).

Under the sale-leaseback arrangements completed as of September 30, 2021, the Company transferred the vessels to subsidiaries of the financial institutions (collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from eight to 12-year terms ending between 2028 and 2030. The Company has the option to purchase each of the 10 vessels, four of which can be purchased between now and the end of their respective lease terms, two of which can be purchased starting in November 2021 until the end of their respective lease terms, and the remaining four of which can be purchased starting in September 2023 until the end of their respective lease terms.
The bareboat charters related to all 10 of these vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to finance leases.
Each of the bareboat charters requires the Company to maintain, for each vessel, a minimum hull coverage ratio of 100% of the total outstanding principal balance. As at September 30, 2021, these ratios ranged from 104% to 130% (December 31, 2020 - ranged from 121% to 156%). For six of the bareboat charters, should any of these ratios drop below the required amount, the lessor may request that the Company prepay additional charter hire. For the remaining four bareboat charters, should any of these ratios drop below the required amount, the lessor may request that the Company either prepay additional charter hire in the amount of the shortfall or, in certain circumstances, make a payment to reduce the outstanding principal balance or provide additional collateral satisfactory to the relevant lessor in the amount of the shortfall, in each case to restore compliance with the relevant ratio.
The requirements of the bareboat charters are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As at September 30, 2021, the Company was in compliance with all covenants in respect of its obligations related to finance leases.
During 2021, the Company completed the repurchase of eight vessels from one lessor. In April 2021, the Company was served with a claim from the counterparty of the bareboat charters relating to these vessels, for reimbursement of breakage costs in respect of interest rate swaps that were entered into by the counterparty at the time of the original transaction in connection with the counterparty's then-underlying financing. The Company filed a defense to this claim in June 2021, rejecting the claim that the Company is responsible for paying these breakage cost reimbursements under the terms of the bareboat charters. As of September 30, 2021, the amount of breakage costs being claimed was $7.3 million. No loss provision in respect of this claim has been made by the Company based on its assessment of the merits of the claim.
The weighted-average interest rate on the Company’s obligations related to finance leases as at September 30, 2021 was 5.3% (December 31, 2020 - 7.8%).
As at September 30, 2021, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $297.4 million (December 31, 2020 - $480.9 million), including imputed interest of $62.8 million (December 31, 2020 - $120.9 million), repayable from 2021 through 2030, as indicated below:

Commitments
September 30, 2021
Year	$
Remainder of 2021	8,172
2022	31,937
2023	31,695
2024	31,517
2025	31,209
Thereafter	162,852